Note 27 - Discontinued Operations	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

NOTE 27:  DISCONTINUED OPERATIONS

Discontinued operations of Kodak include the Prosper Business, the PI/DI Business (excluding the consumer film business, for which Kodak entered into an ongoing supply arrangement with one or more parties) and other miscellaneous businesses.

KODAK PROSPER Enterprise Inkjet Business

In March 2016 Kodak announced that it is in talks with prospective buyers about offers to purchase its KODAK PROSPER Enterprise Inkjet business (the “Prosper Business”).  The results of operations of the Prosper Business are classified as discontinued operations in the Consolidated Statement of Operations for all periods presented.  Additionally, the assets and liabilities associated with the Prosper Business are classified as held for sale in the Consolidated Statement of Financial Position as of December 31, 2015 and 2014.  Kodak anticipates the sale of the Prosper Business may take up to a year to complete.

The results of operations of the Prosper Business are presented in the following table:

	Successor			Predecessor
(in millions)	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
Revenues	$89	$70	$30	$38

Cost of sales	86	74	28	50
Selling, general and administrative expenses	22	26	9	16
Research and development expenses	17	30	12	22
Restructuring costs and other	1	3	—	—
Loss from discontinued operations, before income taxes	(37)	(63)	(19)	(48)
(Provision) benefit for income taxes	(2)	—	—	—
Loss from discontinued operations, net of income taxes	$(39)	$(63)	$(19)	$(48)

The following table presents the aggregate carrying amount of major assets and liabilities of the Prosper Business:

(in millions)	December 31, 2015	December 31, 2014
ASSETS
Cash and cash equivalents	$1	$—
Receivables, net	15	12
Inventories, net	51	57
Property, plant and equipment, net	32	23
Intangible assets, net	38	42
Other assets	4	3
Assets of business held for sale	$141	$137
LIABILITIES
Accounts payable, trade	$9	$7
Current portion of long-term debt	1	—
Other current liabilities	12	23
Long-term debt, net of current portion	2	—
Pension and other postretirement liabilities	4	5
Other long-term liabilities	1	2
Liabilities of business held for sale	$29	$37

Current assets held for sale as of both December 31, 2015 and 2014 and Current liabilities held for sale as of December 31, 2014 in the Consolidated Statement of Financial Position included items under contract for sale not associated with the Prosper Business or the PI/DI Business.  An additional $2 million was reported in Current assets held for sale as of for both December 31, 2015 and 2014.  An additional $9 million was reported in Current liabilities held for sale as of December 31, 2014.

The following table presents cash flow information associated with the Prosper Business:

	Successor			Predecessor
(in millions)	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
Depreciation	$6	$4	$1	$2
Amortization	4	4	1	2
Capital expenditures	3	1	1	—

Depreciation and amortization of long-lived assets of the Prosper Business included in discontinued operations ceased on April 1, 2016.

Personalized Imaging and Document Imaging Businesses

On the Effective Date, as a part of the Global Settlement and pursuant to the Amended SAPA, Kodak consummated the sale of certain assets of the PI/DI Business to the KPP Purchasing Parties for net cash consideration, in addition to the assumption by the KPP Purchasing Parties of certain liabilities of the PI/DI Business, of $325 million. Up to $35 million in aggregate of the purchase price is subject to repayment to KPP if the PI/DI Business does not achieve certain annual adjusted EBITDA targets over the four-year period ending December 31, 2018. Certain assets and liabilities of the PI/DI Business in certain jurisdictions were not transferred at the initial closing, which took place on the Effective Date, but were transferred at a series of deferred closings in accordance with the Amended SAPA.  The final deferred closing occurred in September 2015. Kodak operated the PI/DI Business related to the deferred closing jurisdictions, subject to certain covenants, until the applicable deferred closing occurred, and delivered to (or received from) a KPP subsidiary at each deferred closing a true-up payment that reflected the actual economic benefit (or detriment) to the PI/DI Business in the applicable deferred closing jurisdiction(s) from the time of the initial closing through the time of the applicable deferred closing.  Up to the time of the deferred closing, the results of the operations of the PI/DI Business were being reported as (Loss) earnings from discontinued operations, net of income taxes in the Consolidated Statement of Operations and the assets and liabilities of the PI/DI Business were being categorized as Assets held for sale or Liabilities held for sale in the Consolidated Statement of Financial Position, as appropriate.

Kodak recognized a pre-tax loss on the sale of the PI/DI Business of approximately $163 million during the third quarter 2013 predecessor period. The pre-tax loss excluded recognition of $64 million of non-refundable consideration related to the delayed closings, which non-refundable consideration was received on the Effective Date, and $35 million of contingent consideration, subject to repayment to KPP which was also received by Kodak on the Effective Date. The pre-tax loss included the recognition of approximately $1.5 billion of unamortized pension losses previously reported in Accumulated other comprehensive income.

On March 17, 2014, the KPP Purchasing Parties agreed to pay Kodak $20 million of incremental consideration ($13 million was paid in March 2014 and the remainder was paid in March 2015) in lieu of working capital adjustments contemplated by the Amended SAPA.

The following table summarizes the major classes of assets and liabilities related to the disposition of the PI/DI Business which have been segregated and reported as part of Current assets held for sale and Current liabilities held for sale in the Consolidated Statement of Financial Position:

	As of December 31,
(in millions)	2015	2014
Inventories, net	$—	$2
Property, plant and equipment, net	—	4
Other assets	—	6
Current assets held for sale	$—	$12

Trade payables	$—	$1
Current liabilities held for sale	$—	$1

The significant components of revenues and earnings (loss) from discontinued operations of the PI/DI Business and other miscellaneous businesses (excluding Prosper), net of income taxes are as follows:

	Successor			Predecessor
	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
(in millions)
Revenues from Personalized and Document Imaging	$1	$61	$77	$738
Revenues from other discontinued operations	—	—	1	23
Total revenues from discontinued operations	$1	$61	$78	$761

Pre-tax (loss) earnings from Personalized and Document Imaging	$(5)	$9	$5	$(217)
Pre-tax loss from other discontinued operations	—	—	1	(14)
(Provision) benefit for income taxes related to discontinued operations	(3)	(5)	(2)	96
Earnings (loss) from discontinued operations, net of income taxes	$(8)	$4	$4	$(135)

The $5 million in pre-tax loss recognized in 2015 represents costs incurred related to the final deferred closing.

Kodak was required to use a portion of the proceeds from the divestiture of the Business to repay $200 million of the Junior DIP Credit Agreement. Interest expense on the debt that was required to be repaid as a result of the sale of the Pl/Dl Business has therefore been allocated to discontinued operations ($14 million for the eight months ended August 31, 2013).

Depreciation and amortization of long-lived assets of the Pl/Dl Business included in discontinued operations ceased as of July 1, 2013.

Direct operating expenses of the discontinued operations are included in the results of discontinued operations. Indirect expenses that were historically allocated to the discontinued operations have been included in the results of continuing operations. Prior period results have been reclassified to conform to the current period presentation.